UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Index 600 Portfolio

Market Review

Two thousand eight was the worst year for U.S equities since the Great Depression. All markets were down significantly. Large cap stocks alone lost more than $5 trillion in market value.

The year started ominously with a steep decline in the markets over concerns of sub-prime defaults and large write-downs at financial firms. Additionally, a strong rally in commodity prices heightened investors’ inflation worries.

The second quarter of 2008 started nicely with two months of positive returns. Better earnings, increased M&A activity and an increase in consumer spending pushed markets higher. The exuberance was short lived. Fears of the potential government bailout of Bear Stearns and Lehman Brothers weighed on the markets. Oil prices reached all time highs (over $140 a barrel) and continued to highlight inflation risks.

The mood in the financial markets continued to dampen in the third quarter. A flood of institutional failures and government interventions lead the Treasury Department and the Fed to make attempts to prevent a collapse in financial markets in the form of the Troubled Asset Relief Program.

The mood in the financial markets shifted from relative concern to full blown panic in the fourth quarter. The financial crisis expanded globally and a world wide recession was officially declared. Senator Barack Obama was elected the 44th President of the United States.

Some relevant 2008 market statistics: The U.S. Unemployment Rate went from 4.9% to 7.2%. Fed Funds Rate declined from 4.5% to a target range of 0% to .25%. Crude oil traded in a range from $140 to $36 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range from 16.30 in May to a high of 80.86 in November.

Portfolio Review

The Maxim Index 600 Portfolio declined 31.35% on a total return basis. The S&P SmallCap 600® Index outperformed its rival Russell 2000® Index by 2.72%. In the Russell style indexes, Growth and Value performed relatively in line, with Value outperforming by only 52 basis points.

Every sector and industry group declined in 2008. Utilities experienced the best performance, declining only 3.81%. Telecomm Services was the worst performing sector, losing 52.35%. At the single stock level, Finish Line Inc (FINL) was the best performing name in the S&P 600, gaining 133.5%. Unfortunately, FINL carried a small weight in the index and its contribution to performance was negligible. Massey Energy (MEE) contributed the most to performance. The stock was up 162.7% including dividends in 2008 and added 0.90% to total return. Crocs Inc. (CROX) was the worst performing stock, dropping 96.63% and was the biggest contributor to negative performance, costing the benchmark 57 basis points.

	MAXIM	S & P
	INDEX 600	SMALLCAP 600
	BALANCE	BALANCE

	10,000.00	10,000.00
1999	11,185.00	11,240.40
2000	12,331.46	12,566.77
2001	13,049.15	13,388.63
2002	11,061.77	11,431.22
2003	15,277.41	15,865.09
2004	18,604.83	19,451.64
2005	19,918.33	20,954.26
2006	22,820.43	24,122.34
2007	22,633.30	24,050.70
2008	15,537.76	16,578.14

Maxim Index 600 Portfolio

Total Return –

One Year:	-31.35%
Five Year:	0.34%
Ten Year:	4.51%

Portfolio Inception:	12/1/1993

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Index 600 Portfolio, made at its inception, with the performance of the S&P SmallCap 600® Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Index 600 Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Index 600 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (including $10,793,858 of securities on loan) (1)	$185,030,781
Cash	6,389,448
Dividends receivable	246,830
Subscriptions receivable	519,968
Receivable for investments sold	777,940
Variation margin on futures	243,845

Total assets	193,208,812

LIABILITIES:
Due to investment adviser	89,605
Payable upon return of securities loaned	10,957,519
Redemptions payable	1,633,133
Payable for investments purchased	1,985,279

Total liabilities	14,665,536

NET ASSETS	$178,543,276

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,027,943
Additional paid-in capital	252,789,296
Net unrealized depreciation on investments and futures contracts	(70,786,790)
Undistributed net investment income	17,179
Accumulated net realized loss on investments and futures contracts	(6,504,352)

NET ASSETS	$178,543,276

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$5.90

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	30,279,425

(1) Cost of investments in securities:	$256,281,098

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$83,496
Income from securities lending	464,564
Dividends	3,090,237

Total income	3,638,297

EXPENSES:
Management fees	1,364,489

NET INVESTMENT INCOME	2,273,808

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	11,828,023
Net realized loss on futures contracts	(4,021,585)
Change in net unrealized depreciation on investments	(90,560,861)
Change in net unrealized appreciation on futures contracts	350,147

Net realized and unrealized loss on investments and futures contracts	(82,404,276)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(80,130,468)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,273,808	$2,181,718
Net realized gain on investments	11,828,023	25,370,675
Net realized loss on futures contracts	(4,021,585)	(71,008)
Change in net unrealized appreciation (depreciation) on investments	(90,560,861)	(29,542,913)
Change in net unrealized appreciation on futures contracts	350,147	131,261

Net decrease in net assets resulting from operations	(80,130,468)	(1,930,267)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,026,917)	(1,800,371)
From net realized gains	(17,913,149)	(23,140,267)

Total distributions	(19,940,066)	(24,940,638)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	135,914,200	160,688,944
Reinvestment of distributions	19,940,066	24,940,638
Redemptions of shares	(140,057,338)	(158,071,644)

Net increase in net assets resulting from share transactions	15,796,928	27,557,938

Total increase (decrease) in net assets	(84,273,606)	687,033

NET ASSETS:
Beginning of period	262,816,882	262,129,849

End of period (1)	$178,543,276	$262,816,882

OTHER INFORMATION:

SHARES:
Sold	16,283,752	14,449,321
Issued in reinvestment of distributions	3,280,338	2,568,235
Redeemed	(16,512,664)	(14,223,039)

Net increase	3,051,426	2,794,517

(1) Including undistributed net investment income	$17,179

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$9.65	$10.73	$10.29	$10.15	$8.63

Income from Investment Operations

Net investment income	0.07	0.07	0.05	0.06	0.03
Net realized and unrealized gain (loss)	(3.08)	(0.16)	1.43	0.66	1.81

Total Income (Loss) From Investment Operations	(3.01)	(0.09)	1.48	0.72	1.84

Less Distributions

From net investment income	(0.07)	(0.07)	(0.05)	(0.06)	(0.03)
From net realized gains	(0.67)	(0.92)	(0.99)	(0.52)	(0.29)

Total Distributions	(0.74)	(0.99)	(1.04)	(0.58)	(0.32)

Net Asset Value, End of Period	$5.90	$9.65	$10.73	$10.29	$10.15

Total Return ±	(31.35%)	(0.82%)	14.57%	7.06%	21.78%

Net Assets, End of Period ($000)	$178,543	$262,817	$262,130	$221,263	$186,894

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	1.00%	0.76%	0.52%	0.60%	0.39%

Portfolio Turnover Rate	27.83%	27.54%	28.14%	21.74%	20.85%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, the inputs used to value the Portfolio’s investments were as detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2		Level 3		Total

Assets
Common stocks	$172,852,763	$		$		$172,852,763
Short-term investments	10,994,012		1,184,005			12,178,017
Other financial instruments*	243,845					243,845

Total	$184,090,620		$1,184,005		$—	$185,274,625

*Other financial instruments consist of futures. Futures are reported at their variation margin as of December 31, 2008.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $62,511,494 and $66,527,414, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $257,545,263. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,603,942 and gross depreciation of securities in which there was an excess of tax cost over value of $83,118,424 resulting in net depreciation of $72,514,482.

5.	FUTURES CONTRACTS

As of December 31, 2008, the Portfolio had 170 open Russell 2000 Mini long futures contracts. The contracts expire in March 2009 and the Portfolio has recorded unrealized appreciation of $463,527.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is used primarily to invest in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, and remaining collateral is included in “Cash”, while the corresponding liability appears as “Payable upon return of securities loaned.” As of December 31, 2008 the Portfolio had securities on loan valued at $10,793,858 and received collateral of $10,957,519 for such loan of which $10,994,012 was invested in a money market instrument. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	2008	2007

Distributions paid from:
Ordinary income	$2,448,592	$3,961,873
Long-term capital gain	17,491,474	20,978,765

	$19,940,066	$24,940,638

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$17,179
Undistributed capital gains	0

Net accumulated earnings	17,179

Net unrealized depreciation on investments	(72,514,482)
Capital loss carryforwards	0
Post-October losses	(4,776,660)

Tax composition of capital	$(77,273,963)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $3 from paid-in capital to undistributed net investment income and $229,715 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio had current year post-October losses of $4,776,660.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2008, 82% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 2.76%
20,393	AAR Corp *	375,435
6,713	Applied Signal Technology Inc	120,431
13,829	Ceradyne Inc *	280,867
8,164	Cubic Corp	222,061
23,674	Curtiss-Wright Corp ‡	790,475
15,602	Esterline Technologies Corp *	591,160
25,759	GenCorp Inc *	94,793
22,495	Moog Inc * ‡	822,642
30,945	Orbital Sciences Corp *	604,356
18,875	Teledyne Technologies Inc * ‡	840,881
8,724	Triumph Group Inc	370,421
		$5,113,522

AGRICULTURE — 0.13%
43,074	Darling International Inc *	236,476
		$236,476

AIR FREIGHT — 0.20%
15,234	Forward Air Corp	369,729
		$369,729

AIRLINES — 0.30%
30,011	SkyWest Inc	558,205
		$558,205

AUTO PARTS & EQUIPMENT — 0.32%
10,672	ATC Technology Corp *	156,131
10,180	Drew Industries Inc * †	122,160
7,372	Midas Inc *	77,332
17,197	Spartan Motors Inc	81,342
6,293	Standard Motor Products Inc	21,774
12,206	Superior Industries International Inc †	128,407
		$587,146

AUTOMOBILES — 0.07%
8,734	Lithia Motors Inc †	28,473
15,297	Winnebago Industries Inc †	92,241
		$120,714

BANKS — 7.74%
33,541	Boston Private Financial Holdings Inc	229,420
14,774	Cascade Bancorp †	99,725

15,110	Central Pacific Financial Corp †	151,704
9,546	Columbia Banking System Inc	113,884
17,175	Community Bank System Inc	418,898
33,506	East West Bancorp Inc	535,091
39,921	First BanCorp	444,720
38,669	First Commonwealth Financial Corp	478,722
16,763	First Financial Bancorp	207,694
10,944	First Financial Bankshares Inc †	604,218
25,570	First Midwest Bancorp Inc	510,633
24,746	Frontier Financial Corp †	107,893
31,498	Glacier Bancorp Inc	599,092
12,534	Hancock Holding Co	569,796
19,567	Hanmi Financial Corp	40,308
6,991	Home Bancshares Inc	188,407
18,548	Independent Bank Corp †	244,064
10,002	Irwin Financial Corp	12,903
11,724	Nara Bancorp Inc	115,247
42,134	National Penn Bancshares Inc †	611,364
34,885	Old National Bancorp	633,512
14,491	PrivateBancorp Inc	470,378
21,581	Prosperity Bancshares Inc	638,582
17,672	Provident Bankshares Corp	170,712
12,350	S&T Bancorp Inc	438,425
18,519	Signature Bank *	531,310
38,892	South Financial Group Inc	168,013
9,492	Sterling Bancorp NY	133,173
38,531	Sterling Bancshares Inc	234,268
27,433	Sterling Financial Corp	241,410
45,313	Susquehanna Bancshares Inc	720,930
3,515	Tompkins Financial Corp	203,694
58,463	UCBH Holdings Inc †	402,225
15,516	UMB Financial Corp	762,456
31,639	Umpqua Holdings Corp †	457,816
19,842	United Bankshares Inc †	659,151
21,453.59	United Community Banks Inc †	291,340
33,683	Whitney Holding Corp	538,591
10,212	Wilshire Bancorp Inc	92,725
12,486	Wintrust Financial Corp	256,837
		$14,329,331

BIOTECHNOLOGY — 1.68%
14,867	ArQule Inc *	62,739
15,347	Cambrex Corp *	70,903
29,988	Cubist Pharmaceuticals Inc * ‡	724,510
9,461	Dionex Corp *	424,326
17,116	Enzo Biochem Inc * †	83,697
7,027	Kendle International Inc *	180,734
17,435	Martek Biosciences Corp †	528,455
29,086	PAREXEL International Corp *	282,425
33,116	Regeneron Pharmaceuticals Inc *	608,010
24,895	Savient Pharmaceuticals Inc *	144,142
		$3,109,941

BROADCAST/MEDIA — 0.01%
6,257	4Kids Entertainment Inc *	12,264
		$12,264

BUILDING MATERIALS — 1.93%
14,646	Apogee Enterprises Inc	151,733
22,912	Eagle Materials Inc	421,810
14,201	Gibraltar Industries Inc	169,560
25,513	Griffon Corp *	238,036
22,239	Headwaters Inc *	150,113
24,767	Lennox International Inc ‡	799,727
10,381	NCI Building Systems Inc *	169,210
19,815	Quanex Building Products Corp	185,667
19,712	Simpson Manufacturing Co Inc †	547,205
14,496	Texas Industries Inc †	500,112
8,831	Universal Forest Products Inc	237,642
		$3,570,815

CHEMICALS — 1.59%
13,753	A Schulman Inc	233,801
13,095	Arch Chemicals Inc	341,387
9,569	Balchem Corp	238,364
28,450	Calgon Carbon Corp *	436,992
15,777	Georgia Gulf Corp †	16,881
25,481	HB Fuller Co	410,499
6,477	NewMarket Corp	226,112
16,032	OM Group Inc *	338,435
5,913	Penford Corp	59,840
48,692	PolyOne Corp *	153,380
5,703	Quaker Chemical Corp	93,814
3,802	Stepan Co	178,656
11,395	Zep Inc	220,037
		$2,948,198

COMMUNICATIONS - EQUIPMENT — 1.89%
64,650	Arris Group Inc *	513,968
6,076	Bel Fuse Inc Class B	128,811
9,227	Black Box Corp	241,009
20,547	Blue Coat Systems Inc *	172,595
13,025	Comtech Telecommunications Corp *	596,805
13,355	Digi International Inc *	108,309
7,995	EMS Technologies Inc *	206,831
50,003	Harmonic Inc *	280,517
18,558	NETGEAR Inc *	211,747
15,442	Network Equipment Technologies Inc *	44,473
9,594	PC-Tel Inc	63,033
23,395	SymmetriCom Inc *	92,410
34,788	Tekelec *	464,072
6,953	Tollgrade Communications Inc *	33,235
14,286	ViaSat Inc *	344,007
		$3,501,822

COMPUTER HARDWARE & SYSTEMS — 0.53%
64,140	Adaptec Inc *	211,662
16,003	Avid Technology Inc *	174,593
12,064	Hutchinson Technology Inc * †	41,983
8,998	Integral Systems Inc	108,426
15,954	Novatel Wireless Inc *	74,026
14,656	Smith Micro Software Inc *	81,487
17,778	Synaptics Inc * †	294,404
		$986,581

COMPUTER SOFTWARE & SERVICES — 5.08%
7,319	Bankrate Inc * †	278,122
22,776	Blackbaud Inc	307,476
15,738	CACI International Inc Class A * ‡	709,626
4,201	Catapult Communications Corp *	27,601
28,143	CIBER Inc *	135,368
22,350	Concur Technologies Inc *	733,527
20,959	DealerTrack Holdings Inc *	249,203
28,759	Eclipsys Corp *	408,090
31,520	Epicor Software Corp *	151,296
18,702	EPIQ Systems Inc *	312,511
46,142	Informatica Corp *	633,530
18,188	InfoSpace Inc	137,319
24,254	Interwoven Inc *	305,600
23,098	j2 Global Communications Inc *	462,884
14,386	JDA Software Group Inc *	188,888
12,643	Manhattan Associates Inc *	199,886
9,635	MAXIMUS Inc	338,285
42,304	MICROS Systems Inc *	690,401
16,472	Omnicell Inc *	201,123
15,152	Phoenix Technologies Ltd *	53,032
20,954	Progress Software Corp *	403,574
9,538	Quality Systems Inc †	416,048
14,509	Radiant Systems Inc *	48,895
13,970	Sonic Solutions *	24,587
9,547	SPSS Inc *	257,387
17,580	Sykes Enterprises Inc *	336,130
40,834	Take-Two Interactive Software Inc	308,705
16,106	Taleo Corp *	126,110
35,290	THQ Inc *	147,865
15,483	Tyler Technologies Inc *	185,486
43,132	United Online Inc	261,811
23,683	Websense Inc *	354,535
		$9,394,901

CONGLOMERATES — 0.17%
6,586	Standex International Corp	130,666
10,167	Tredegar Corp	184,836
		$315,502

CONTAINERS — 0.44%
14,828	Myers Industries Inc	118,624
20,120	Rock-Tenn Co Class A	687,702
		$806,326

COSMETICS & PERSONAL CARE — 0.40%
9,957	Chattem Inc * †	712,224
8,212	Mannatech Inc †	20,120
		$732,344

DISTRIBUTORS — 0.69%
19,152	Applied Industrial Technologies Inc	362,356
9,743	Audiovox Corp Class A *	48,812
13,395	Kaman Corp Class A	242,851
2,201	Lawson Products Inc	50,293
14,905	Watsco Inc	572,352
		$1,276,664

ELECTRIC COMPANIES — 1.69%
13,980	ALLETE Inc	451,135
6,042	Central Vermont Public Service Corp	144,162
8,311	CH Energy Group Inc	427,102
31,700	Cleco Corp	723,711
23,595	El Paso Electric Co *	426,833
13,291	UIL Holdings Corp	399,129
18,683	UniSource Energy Corp	548,533
		$3,120,605

ELECTRONIC INSTRUMENTS & EQUIPMENT — 4.99%
21,248	Acuity Brands Inc	741,768
11,971	Agilysys Inc	51,355
15,790	Anixter International Inc *	475,595
11,893	AO Smith Corp	351,081
4,829	Axsys Technologies Inc *	264,919
24,332	Baldor Electric Co	434,326
24,463	Belden Inc	510,787
34,262	Benchmark Electronics Inc *	437,526
27,062	Brightpoint Inc *	117,720
13,809	C&D Technologies Inc * †	43,222
20,364	Checkpoint Systems Inc *	200,382
20,815	Cognex Corp	308,062
17,739	CTS Corp	97,742
17,964	Daktronics Inc †	168,143
14,201	Electro Scientific Industries Inc *	96,425
8,780	Faro Technologies Inc *	148,031
12,697	Gerber Scientific Inc *	64,882
12,775	II-VI Inc *	243,875
23,983	Insight Enterprises Inc *	165,483
18,150	Itron Inc * ‡	1,156,881
7,198	Keithley Instruments Inc	26,273
11,429	Littelfuse Inc *	189,721
9,123	Lojack Corp *	37,587
16,131	MagneTek Inc *	38,714
11,935	Mercury Computer Systems Inc *	75,310
19,911	Methode Electronics Inc Class A	134,200
8,912	MTS Systems Corp	237,416
18,946	Newport Corp *	128,454
10,769	Park Electrochemical Corp	204,180
20,697	Plexus Corp *	350,814
12,025	RadiSys Corp *	66,498
16,986	Regal-Beloit Corp	645,298
9,479	Rogers Corp *	263,232
13,901	ScanSource Inc *	267,872
9,846	SYNNEX Corp *	111,555
21,572	Technitrol Inc	75,070
22,528	TTM Technologies Inc *	117,371
7,354	Universal Electronics Inc *	119,282
10,298	Vicor Corp	68,070
		$9,235,122

ELECTRONICS - SEMICONDUCTOR — 3.46%
13,559	Actel Corp *	158,911

17,170	Advanced Energy Industries Inc *	170,842
16,918	ATMI Inc *	261,045
54,230	Axcelis Technologies Inc *	27,657
33,451	Brooks Automation Inc *	194,350
12,221	Cabot Microelectronics Corp *	318,601
12,237	Cohu Inc	148,680
15,580	Cymer Inc *	341,358
76,205	Cypress Semiconductor Corp *	340,636
17,067	Diodes Inc *	103,426
14,121	DSP Group Inc *	113,250
22,569	Exar Corp *	150,535
19,542	FEI Co *	368,562
10,101	Hittite Microwave Corp *	297,575
35,674	Kopin Corp *	72,775
28,218	Kulicke & Soffa Industries Inc *	47,971
25,302	Micrel Inc	184,958
42,658	Microsemi Corp *	539,197
25,860	MKS Instruments Inc *	382,469
13,452	Pericom Semiconductor Corp *	73,717
16,127	Rudolph Technologies Inc *	56,928
87,229	Skywork Solutions Inc *	483,249
11,714	Standard Microsystems Corp *	191,407
6,757	Supertex Inc *	162,236
76,727	TriQuint Semiconductor Inc *	263,941
12,353	Ultratech Inc *	147,742
38,216	Varian Semiconductor Equipment Associates Inc * ‡	692,474
16,931	Veeco Instruments Inc *	107,343
		$6,401,835

ENGINEERING & CONSTRUCTION — 0.57%
34,449	EMCOR Group Inc *	772,691
14,704	Insituform Technologies Inc Class A *	289,522
		$1,062,213

FINANCIAL SERVICES — 0.32%
13,517	Financial Federal Corp	314,541
8,041	Portfolio Recovery Associates Inc * †	272,107
		$586,648

FOOD & BEVERAGES — 2.14%
9,580	Andersons Inc	157,878
5,294	Boston Beer Co Inc *	150,350
6,640	Cal-Maine Foods Inc †	190,568
8,614	Diamond Foods Inc	173,572
9,179	Green Mountain Coffee Roasters Inc * †	355,227
21,290	Hain Celestial Group Inc *	406,426
7,333	J&J Snack Foods Corp	263,108
16,584	Lance Inc	380,437
6,739	Nash Finch Co	302,514
6,278	Peets Coffee & Tea Inc *	145,964
9,181	Sanderson Farms Inc	317,295
11,622	Spartan Stores Inc	270,212
16,600	TreeHouse Foods Inc *	452,184
22,575	United Natural Foods Inc *	402,286
		$3,968,021

GOLD, METALS & MINING — 0.51%
8,695	AM Castle & Co	94,167
11,849	AMCOL International Corp	248,236
10,673	Brush Engineered Materials Inc *	135,761
19,353	Century Aluminum Co *	193,530
4,746	Olympic Steel Inc	96,676
12,105	RTI International Metals Inc *	173,222
		$941,592

HEALTH CARE RELATED — 5.57%
5,616	Air Methods Corp *	89,800
14,204	Amedisys Inc * †	587,193
27,878	AMERIGROUP Corp * ‡	822,959
16,558	AmSurg Corp *	386,464
20,161	Catalyst Health Solutions Inc *	490,920
22,581	Centene Corp *	445,072
11,778	Chemed Corp	468,411
4,164	Corvel Corp *	91,525
16,186	Cross Country Healthcare Inc *	142,275
15,168	Gentiva Health Services Inc *	443,816
26,182	Healthspring Inc *	522,855
17,688	Healthways Inc *	203,058
17,503	inVentiv Health Inc *	201,985
4,898	Landauer Inc	359,023
9,753	LCA-Vision Inc †	40,085
7,760	LHC Group Inc *	279,360
21,293	Magellan Health Services Inc * ‡	833,834
10,306	MedCath Corp *	107,595
7,364	Molina Healthcare Inc *	129,680
6,379	MWI Veterinary Supply Inc *	171,978
17,254	Odyssey Healthcare Inc *	159,599
21,773	Owens & Minor Inc ‡	819,753
9,542	Palomar Medical Technologies Inc *	110,019
24,016	Pediatrix Medical Group Inc * ‡	761,307
16,031	PharMerica Corp *	251,206
22,567	Phase Forward Inc *	282,539
31,842	PSS World Medical Inc *	599,266
9,509	RehabCare Group Inc *	144,156
13,480	Res-Care Inc *	202,470
18,854	Symmetry Medical Inc *	150,266
		$10,298,469

HOMEBUILDING — 0.25%
40,932	Champion Enterprises Inc *	22,922
7,376	M/I Homes Inc	77,743
16,146	Meritage Homes Corp *	196,497
3,578	Skyline Corp	71,524
48,580	Standard Pacific Corp *	86,472
		$455,158

HOTELS/MOTELS — 0.14%
11,100	Marcus Corp	180,153
6,015	Monarch Casino & Resort Inc *	70,075
		$250,228

HOUSEHOLD GOODS — 0.53%
6,054	Bassett Furniture Industries Inc	20,281

37,458	Central Garden & Pet Co *	221,002
15,102	Ethan Allen Interiors Inc †	217,016
27,081	La-Z-Boy Inc †	58,766
2,521	National Presto Industries Inc	194,117
8,846	Russ Berrie & Co Inc *	26,273
8,681	WD-40 Co	245,585
		$983,040

INSURANCE RELATED — 3.08%
4,200	American Physicians Capital Inc	202,020
9,825	Amerisafe Inc *	201,707
21,719	Delphi Financial Group Inc Class A	400,498
7,542	Infinity Property & Casualty Corp	352,438
20,883	National Financial Partners Corp	63,484
6,976	Navigators Group Inc *	383,052
11,352	Presidential Life Corp	112,271
17,638	ProAssurance Corp * ‡	930,934
9,355	RLI Corp	572,152
8,581	Safety Insurance Group Inc	326,593
27,771	Selective Insurance Group Inc	636,789
9,553	Stewart Information Services Corp	224,400
10,671	Tower Group Inc	301,029
11,830	United Fire & Casualty Co	367,558
19,603	Zenith National Insurance Corp	618,867
		$5,693,792

INVESTMENT BANK/BROKERAGE FIRM — 1.58%
9,559	Greenhill & Co Inc	666,931
22,744	Investment Technology Group Inc *	516,744
27,630	LaBranche & Co Inc *	132,348
22,399	optionsXpress Holdings Inc	299,250
7,925	Piper Jaffray Cos Inc *	315,098
13,501	Stifel Financial Corp *	619,021
14,444	SWS Group Inc	273,714
16,796	TradeStation Group Inc *	108,334
		$2,931,440

LEISURE & ENTERTAINMENT — 1.63%
6,282	Arctic Cat Inc	30,091
46,141	Brunswick Corp	194,254
14,480	JAKKS Pacific Inc *	298,722
41,145	Live Nation *	236,172
12,164	Multimedia Games Inc *	28,950
11,755	Nautilus Group Inc * †	25,979
31,563	Pinnacle Entertainment Inc *	242,404
17,050	Polaris Industries Inc †	488,482
25,229	Pool Corp	453,365
9,068	RC2 Corp *	96,756
29,223	Shuffle Master Inc *	144,946
10,233	Sturm Ruger & Co Inc *	61,091
26,331	WMS Industries Inc *	708,304
		$3,009,516

MACHINERY — 4.09%
29,275	Actuant Corp Class A	556,810
13,990	Albany International Corp Class A	179,632
10,380	Astec Industries Inc *	325,205

22,598	Barnes Group Inc	327,671
26,217	Briggs & Stratton Corp †	461,157
4,452	Cascade Corp	132,937
8,880	CIRCOR International Inc	244,200
26,721	CLARCOR Inc ‡	886,603
10,673	EnPro Industries Inc *	229,896
27,222	Gardner Denver Inc *	635,361
11,470	Intevac Inc *	58,153
14,486	John Bean Technologies Corp	118,351
18,031	Kaydon Corp	619,365
6,445	Lindsay Corp †	204,887
8,758	Lydall Inc *	50,358
19,544	Mueller Industries Inc	490,164
18,263	Robbins & Myers Inc	295,313
10,635	Stratasys Inc *	114,326
18,695	Toro Co	616,935
9,225	Valmont Industries Inc	566,046
16,156	Wabash National Corp	63,170
15,387	Watts Water Technologies Inc	384,213
		$7,560,753

MANUFACTURING — 0.19%
25,793	Intermec Inc *	342,531
		$342,531

MEDICAL PRODUCTS — 4.28%
11,516	Abaxis Inc *	184,601
38,565	American Medical Systems Holdings Inc *	346,699
6,967	Analogic Corp	190,060
14,014	ArthroCare Corp * †	66,847
15,274	CONMED Corp *	365,660
23,682	Cooper Cos Inc	388,385
14,797	Cryolife Inc *	143,679
12,211	Cyberonics Inc *	202,336
7,035	Datascope Corp	367,508
12,057	Greatbatch Inc *	319,028
13,317	Haemonetics Corp *	752,410
6,659	ICU Medical Inc *	220,679
37,099	Immucor Inc * ‡	986,091
10,336	Integra LifeSciences Holdings *	367,652
16,916	Invacare Corp	262,536
6,111	Kensey Nash Corp *	118,615
17,774	Mentor Corp	549,750
21,221	Meridian Bioscience Inc	540,499
14,760	Merit Medical Systems Inc *	264,647
14,718	Natus Medical Inc *	190,598
9,427	Osteotech Inc *	15,932
7,989	SurModics Inc * †	201,882
17,492	Theragenics Corp *	20,466
17,222	West Pharmaceutical Services Inc	650,475
11,078	Zoll Medical Corp *	209,263
		$7,926,298

OFFICE EQUIPMENT & SUPPLIES — 0.65%
27,527	Brady Corp Class A	659,272
29,543	Interface Inc	137,079
12,391	United Stationers Inc *	414,975
		$1,211,326

OIL & GAS — 3.98%
29,318	Atwood Oceanics Inc *	447,979
12,222	BASiC Energy Services Inc *	159,375
15,317	Bristow Group Inc *	410,342
10,687	Carbo Ceramics Inc	379,709
15,807	Dril-Quip Inc *	324,202
7,511	Gulf Island Fabrication Inc	108,234
21,445	Holly Corp	390,942
12,110	Hornbeck Offshore Services Inc *	197,877
47,088	ION Geophysical Corp *	161,512
7,815	Lufkin Industries Inc	269,617
13,722	Matrix Service Co *	105,248
10,651	NATCO Group Inc *	161,682
26,206	Oil States International Inc *	489,790
22,017	Penn Virginia Corp	572,002
7,818	Petroleum Development Corp *	188,179
22,815	PetroQuest Energy Inc *	154,229
26,305	Pioneer Drilling Co *	146,519
10,513	SEACOR SMIT Inc * ‡	700,691
32,729	St Mary Land & Exploration Co	664,726
18,248	Stone Energy Corp *	201,093
8,686	Superior Well Services Inc *	86,860
16,239	Swift Energy Co *	272,978
39,481	TETRA Technologies Inc *	191,878
15,397	World Fuel Services Corp	569,689
		$7,355,353

PAPER & FOREST PRODUCTS — 0.49%
20,332	Buckeye Technologies Inc *	74,008
5,938	Clearwater Paper Corp	49,820
5,565	Deltic Timber Corp	254,599
7,674	Neenah Paper Inc	67,838
8,101	Schweitzer-Mauduit International Inc	162,182
25,671	Wausau Paper Corp	293,676
		$902,123

PERSONAL LOANS — 0.60%
15,268	Cash America International Inc	417,580
13,545	First Cash Financial Services Inc *	258,168
12,871	Heartland Payment Systems Inc †	225,242
14,209	Rewards Network Inc *	36,801
8,521	World Acceptance Corp *	168,375
		$1,106,166

PHARMACEUTICALS — 0.62%
13,097	Noven Pharmaceuticals Inc *	144,067
18,150	Par Pharmaceutical Cos Inc *	243,392
25,289	Salix Pharmaceuticals Ltd * †	223,302
41,409	ViroPharma Inc *	539,145
		$1,149,906

POLLUTION CONTROL — 0.65%
23,257	ABM Industries Inc	443,046
31,513	Tetra Tech Inc * ‡	761,039
		$1,204,085

PRINTING & PUBLISHING — 0.18%
9,267	AH Belo Corp	20,202
14,188	Bowne & Co Inc	83,426
5,869	Consolidated Graphics Inc *	132,874
15,287	EW Scripps Co	33,784
6,660	Standard Register Co	59,474
		$329,760

REAL ESTATE — 5.78%
17,027	Acadia Realty Trust REIT	242,975
42,281	BioMed Realty Trust Inc REIT	495,533
23,410	Cedar Shopping Centers Inc REIT	165,743
25,247	Colonial Properties Trust REIT	210,308
47,387	DiamondRock Hospitality Co REIT	240,252
13,199	EastGroup Properties Inc REIT	469,620
17,302	Entertainment Properties Trust REIT	515,600
44,996	Extra Space Storage Inc REIT	464,359
18,779	Forestar Group Inc *	178,776
30,850	Franklin Street Properties Corp REIT	455,038
16,994	Home Properties Inc REIT	689,956
30,365	Inland Real Estate Corp REIT †	394,138
17,413	Kilroy Realty Corp REIT	582,639
17,899	Kite Realty Group Trust REIT	99,518
21,589	LaSalle Hotel Properties REIT	238,558
38,547	Lexington Realty Trust REIT	192,735
12,175	LTC Properties Inc REIT	246,909
34,912	Medical Properties Trust Inc REIT	220,295
14,835	Mid-America Apartment Communities Inc REIT	551,269
41,242	National Retail Properties Inc REIT	708,950
8,045	Parkway Properties Inc REIT	144,810
20,734	Pennsylvania Real Estate Investment Trust REIT †	154,468
23,253	Post Properties Inc REIT	383,675
7,865	PS Business Parks Inc REIT	351,251
60,269	Senior Housing Properties Trust REIT ‡	1,080,020
11,573	Sovran Self Storage Inc REIT	416,628
16,669	Tanger Factory Outlet Centers Inc REIT †	627,088
11,211	Urstadt Biddle Properties Inc REIT	178,591
		$10,699,702

RESTAURANTS — 2.27%
9,386	Buffalo Wild Wings Inc * †	240,751
12,679	California Pizza Kitchen Inc *	135,919
11,941	CEC Entertainment Inc *	289,569
28,755	CKE Restaurants Inc	249,593
11,786	Cracker Barrel Old Country Store Inc	242,674
8,093	DineEquity Inc †	93,555
29,876	Jack In The Box Inc *	659,961
6,535	Landry’s Restaurants Inc	75,806
11,211	O’Charley’s Inc	22,422
16,136	Panera Bread Co Class A * ‡	842,945
11,312	Papa John’s International Inc *	208,480
12,518	PF Changs China Bistro Inc *	262,127
8,134	Red Robin Gourmet Burgers Inc *	136,895
27,765	Ruby Tuesday Inc *	43,313

10,179	Ruth’s Hospitality Group Inc *	14,047
31,811	Sonic Corp *	387,140
15,083	Steak N Shake Co *	89,744
26,930	Texas Roadhouse Inc *	208,708
		$4,203,649

RETAIL — 4.21%
28,169	Aaron Rents Inc ‡	749,859
11,324	Big 5 Sporting Goods Corp	58,998
7,631	Blue Nile Inc * †	186,883
12,370	Buckle Inc	269,913
20,693	Cabela’s Inc * †	120,640
26,746	Casey’s General Stores Inc	609,006
15,465	Cato Corp Class A	233,522
11,035	Charlotte Russe Holding Inc *	71,617
12,679	Children’s Place *	274,881
18,673	Christopher & Banks Corp	104,569
23,679	Dress Barn Inc *	254,312
28,881	Finish Line Inc	161,734
21,027	Fred’s Inc	226,251
10,127	Genesco Inc *	171,349
15,894	Great Atlantic & Pacific Tea Co Inc *	99,655
12,266	Group 1 Automotive Inc †	132,105
15,283	Gymboree Corp *	398,734
9,758	Haverty Furniture Inc †	91,042
15,009	Hibbett Sports Inc *	235,791
23,048	Hot Topic Inc *	213,655
20,701	HSN Inc *	150,496
13,352	Jo-Ann Stores Inc *	206,823
9,603	Jos A Bank Clothiers Inc * †	251,118
9,696	MarineMax Inc *	32,869
27,187	Men’s Wearhouse Inc	368,112
15,573	NutriSystem Inc †	227,210
39,970	OfficeMax Inc	305,371
23,437	Pep Boys - Manny Moe & Jack	96,795
12,380	PetMed Express Inc *	218,259
14,764	Sonic Automotive Inc	58,761
19,988	Stage Stores Inc	164,901
7,480	Stamps.com Inc *	73,528
13,367	Stein Mart Inc	15,105
21,071	Ticketmaster Entertainment Inc *	135,276
16,786	Tractor Supply Co *	606,646
16,126	Tuesday Morning Corp	26,285
13,032	Tween Brands Inc *	56,298
16,781	Zale Corp * †	55,881
10,579	Zumiez Inc *	78,814
		$7,793,064

SAVINGS & LOANS — 0.77%
9,511	Anchor Bancorp Wisconsin Inc	26,250
25,423	Bank Mutual Corp	293,382
4,323.6	BankAtlantic Bancorp Inc †	25,077
30,716	Brookline Bancorp Inc	327,125
16,387	Corus Bankshares Inc †	18,190
13,844	Dime Community Bancshares	184,125
30,803	Flagstar Bancorp Inc	21,870
57,318	Guaranty Financial Group Inc * †	149,600
39,917	TrustCo Bank Corp NY	379,611
		$1,425,230

SHOES — 1.09%
22,273	Brown Shoe Co Inc	188,652
43,676	Crocs Inc * †	54,158
6,877	Deckers Outdoor Corp *	549,266
30,669	Iconix Brand Group Inc *	299,943
14,119	K-Swiss Inc	160,957
17,466	Skechers USA Inc *	223,914
25,759	Wolverine World Wide Inc	541,969
		$2,018,859

SPECIALIZED SERVICES — 4.17%
11,597	Administaff Inc	251,423
17,136	AMN Healthcare Services Inc *	144,971
13,884	Arbitron Inc	184,379
7,453	Capella Education Co *	437,938
6,763	CDI Corp	87,513
14,865	Coinstar Inc *	290,016
18,410	CSG Systems International Inc *	321,623
36,593	CyberSource Corp *	438,750
8,045	Forrester Research Inc *	226,949
9,986	G&K Services Inc Class A	201,917
26,892	Geo Group Inc *	484,863
12,993	Gevity HR Inc	19,619
22,632	Healthcare Services Group Inc	360,528
8,605	Heidrick & Struggles International Inc	185,352
32,540	Hillenbrand Inc	542,767
13,240	HMS Holdings Corp *	417,325
20,701	Interval Leisure Group Inc *	111,578
15,121	Knot Inc *	125,807
18,350	Mobile Mini Inc *	264,607
18,786	On Assignment Inc *	106,517
17,041	Perficient Inc *	81,456
3,977	Pre-Paid Legal Services Inc *	148,302
8,405	School Specialty Inc *	160,704
27,087	Spherion Corp *	59,862
6,067	StarTek Inc *	26,998
22,822	TrueBlue Inc *	218,407
11,349	Universal Technical Institute Inc *	180,790
10,776	Viad Corp	266,598
6,706	Volt Information Sciences Inc *	48,484
22,403	Watson Wyatt & Co Holdings ‡	1,071,311
20,391	Wright Express Corp *	256,927
		$7,724,281

TELEPHONE & TELECOMMUNICATIONS — 0.18%
46,825	Fairpoint Communications Inc †	153,586
23,262	General Communication Inc Class A *	188,190
1,060	Metrocall Inc (rights) * §	0
		$341,776

TEXTILES — 1.05%
29,640	Carter’s Inc *	570,867
23,490	Fossil Inc *	392,283
49,835	Liz Claiborne Inc	129,571

9,858	Maidenform Brands Inc *	100,059
9,500	Movado Group Inc	89,205
7,169	Oxford Industries Inc	62,872
6,189	Perry Ellis International Inc *	39,238
66,830	Quiksilver Inc *	122,967
9,656	True Religion Apparel Inc *	120,121
7,531	Unifirst Corp	223,595
8,328	Volcom Inc * †	90,775
		$1,941,553

TOBACCO — 0.07%
46,810	Alliance One International Inc *	137,621
		$137,621

TRANSPORTATION — 2.22%
13,311	Arkansas Best Corp	400,794
29,351	Heartland Express Inc	462,572
19,816	Hub Group Inc *	525,718
28,133	Kirby Corp * ‡	769,719
30,072	Knight Transportation Inc	484,761
27,582	Landstar System Inc ‡	1,059,976
14,523	Old Dominion Freight Line Inc *	413,325
		$4,116,865

UTILITIES — 3.33%
47,957	Atmos Energy Corp ‡	1,136,581
28,644	Avista Corp	555,121
11,645	Laclede Group Inc	545,452
22,170	New Jersey Resources Corp ‡	872,390
13,935	Northwest Natural Gas Co	616,345
38,565	Piedmont Natural Gas Co Inc ‡	1,221,244
15,650	South Jersey Industries Inc	623,652
23,106	Southwest Gas Corp	582,733
		$6,153,518

WATER — 0.16%
9,102	American States Water Co	300,184
		$300,184

TOTAL COMMON STOCK — 93.42% (Cost $244,103,080)		$172,852,763

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,185,000	United States of America ‡ 0.180% June 18, 2009	1,184,005

TOTAL SHORT-TERM INVESTMENTS — 0.64% (Cost $1,184,005)		$1,184,005

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

10,994,012	Goldman Sachs & Co Repurchase Agreement 0.040%, January 2, 2009	10,994,012

TOTAL SECURITIES LENDING COLLATERAL — 5.94% (Cost $10,994,012)		$10,994,012

TOTAL MAXIM INDEX 600 PORTFOLIO — 100% (Cost $256,281,097)		$185,030,780

Legend

*	Non-income Producing Security

†	A portion or all of the security is on loan at December 31, 2008.

REIT	Real Estate Investment Trust

‡	Collateral or Segregated Assets for Futures

§	Security has no market value at December 31, 2008.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Index 600 Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	3,855,862	2.08%
Consumer Products & Services	36,234,730	19.58%
Financial Services	35,347,079	19.10%
Health Care Related	22,484,614	12.15%
Industrial Products & Services	19,036,007	10.29%
Natural Resources	9,435,544	5.11%
Short Term Investments	12,178,017	6.58%
Technology	31,131,961	16.82%
Transportation	5,752,659	3.11%
Utilities	9,574,307	5.18%
	$185,030,780	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Index 600 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 739.77	$ 2.62

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.12	$ 3.05

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

       (3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009